UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets	$ 3,496,894	$ 2,244,036			$ 370,662
Non-current Assets	8,213,045	6,981,852			234,652
Goodwill	5,672,823	5,672,823
Total Assets	11,709,940	9,225,888			605,314
Loans Payable - Non-current	94,833
Credit Facility		68,000
Equity
Paid-in Capital	67,855,882	52,175,541			22,095,403
Accumulated Deficit	(66,031,954)	(61,589,735)			(31,845,506)
Total Equity	1,904,033	(9,350,724)		$ (1,626,167)	(9,756,083)	$ (7,831,132)
Total Liabilities and Equity	$ 11,709,940	$ 9,225,888			605,314
Splash [Member]
Current Assets			$ 3,139,157
Non-current Assets			448,928
Investment in Copa			0
Goodwill			9,448,852
Total Assets			13,036,937
Accounts Payable and Other			1,151,250
Loans Payable and Accrued Interest			2,799,194
Loans Payable - Non-current			0
Credit Facility			0
Contingently convertible Promissory Note			0
Liability to issue Shares			0
Other non-current			32,940
Total Liabilities			3,983,384
Mezzanine Shares			9,248,720
Equity
Common Stock			60,575
Paid-in Capital			38,763,100
Accumulated Deficit			(39,018,842)
Total Equity			(195,167)
Total Liabilities and Equity			13,036,937
Copa Di Vino Corporation [Member]
Current Assets			983,036		1,036,681	1,219,017
Non-current Assets			1,148,048
Investment in Copa			0
Goodwill			0
Total Assets			2,131,084
Accounts Payable and Other			1,650,184
Loans Payable and Accrued Interest			1,193,270
Loans Payable - Non-current			159,900
Credit Facility			49,000		49,000
Contingently convertible Promissory Note			0
Liability to issue Shares			0
Other non-current			0
Total Liabilities			3,003,354
Mezzanine Shares			0
Equity
Common Stock			32,435
Paid-in Capital			4,258,399		4,258,399	4,258,399
Accumulated Deficit			(5,163,104)		(4,612,613)	(4,504,695)
Total Equity			(872,270)		(321,779)	(213,861)
Total Liabilities and Equity			2,131,084		$ 2,324,344	$ 2,685,868
Pro Forma Adjustments [Member]
Current Assets			(268,516)
Non-current Assets			(256,479)
Investment in Copa			5,980,000
Goodwill			6,187,004
Total Assets			5,162,009
Accounts Payable and Other			0
Loans Payable and Accrued Interest			(1,030,361)
Loans Payable - Non-current			(159,900)
Credit Facility			1,500,000
Contingently convertible Promissory Note			2,000,000
Liability to issue Shares			1,980,000
Other non-current			0
Total Liabilities			4,289,739
Mezzanine Shares			0
Equity
Common Stock			(32,435)
Paid-in Capital			(665,266)
Accumulated Deficit			5,163,104
Total Equity			872,270
Total Liabilities and Equity			5,162,009
Pro Forma Condensed Consolidated [Member]
Current Assets			3,353,677
Non-current Assets			1,340,497
Investment in Copa			0
Goodwill			15,635,856
Total Assets			20,330,030
Accounts Payable and Other			2,801,434
Loans Payable and Accrued Interest			2,962,103
Loans Payable - Non-current			0
Credit Facility			1,500,000
Contingently convertible Promissory Note			2,000,000
Liability to issue Shares			1,980,000
Other non-current			32,940
Total Liabilities			11,276,477
Mezzanine Shares			9,248,720
Equity
Common Stock			60,575
Paid-in Capital			38,763,100
Accumulated Deficit			(39,018,842)
Total Equity			(195,167)
Total Liabilities and Equity			$ 20,330,030